(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	R$ 44,078,293	R$ 42,211,530
Issued capital	9,388,081	5,741,284
Equity	13,283,238	12,532,383	R$ 11,186,344	R$ 10,372,668
Profit or loss for the period	2,748,297	2,165,995	1,243,042
Amortization of fair value adjustments of assets	(74,023)	(74,207)	(60,918)
Share of profit (loss) of investees, net of amortization of fair value adjustments of assets	2,827,719	2,250,835	1,349,766
Investment	11,711,300	9,088,049
Advances for future capital increases	14,160	82,395
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	10,917,071
Issued capital	1,308,373
Equity	1,522,421
Profit or loss for the period	837,604
Equity interest	1,522,421	1,910,866
Share of profit (loss) of investees	837,604	649,516	280,354
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	4,073,042
Issued capital	249,321
Equity	564,024
Profit or loss for the period	281,634
Equity interest	564,024	516,235
Share of profit (loss) of investees	281,634	182,654	152,080
Companhia Luz e Forca Santa Cruz [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	1,463,945
Issued capital	170,413
Equity	465,625
Profit or loss for the period	101,228
Equity interest	465,625	392,040
Share of profit (loss) of investees	101,228	81,191	23,447
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	9,997,093
Issued capital	2,809,820
Equity	4,000,469
Profit or loss for the period	614,109
Equity interest	3,489,745	3,286,587
Share of profit (loss) of investees	559,783	255,854	57,305
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	5,401,315
Issued capital	1,043,922
Equity	3,068,752
Profit or loss for the period	862,726
Equity interest	3,068,752	2,625,465
Share of profit (loss) of investees	862,726	766,451	594,026
CPFL Renovaveis [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	8,662,437
Issued capital	3,698,060
Equity	4,646,421	4,251,172
Profit or loss for the period	96,628
Equity interest	2,125,023
Share of profit (loss) of investees	52,388
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	68,518
Issued capital	40,108
Equity	58,310
Profit or loss for the period	9,849
Equity interest	58,310	58,656
Share of profit (loss) of investees	9,849	13,592	15,709
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	1,394,345
Issued capital	3,000
Equity	86,651
Profit or loss for the period	109,090
Equity interest	86,651	72,680
Share of profit (loss) of investees	109,090	91,502	94,455
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	6,706
Issued capital	630
Equity	6,466
Profit or loss for the period	4,022
Equity interest	6,466	2,444
Share of profit (loss) of investees	4,022	3,567	3,550
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	238,200
Issued capital	120,929
Equity	131,181
Profit or loss for the period	13,445	(24,076)	(12,863)
Equity interest	131,181	120,929
Share of profit (loss) of investees	13,445
CPFL Telecom S.A ("CPFL Telecom") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Profit or loss for the period	13,445
Equity interest	131,181
Share of profit (loss) of investees	13,445
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Equity interest		120,929
Share of profit (loss) of investees		(24,076)	(12,863)
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende")[Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	31,513
Issued capital	13,991
Equity	24,296
Profit or loss for the period	11,266
Equity interest	24,296	19,363
Share of profit (loss) of investees	11,266	9,527	7,128
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Share of profit (loss) of investees			10,545
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Share of profit (loss) of investees			9,589
CPFL Santa Cruz [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Share of profit (loss) of investees			11,720
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Share of profit (loss) of investees			6,999
Rio Grande Energia S.A. [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Share of profit (loss) of investees			117,700
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	9,997,093
Issued capital	2,809,820
Equity	4,000,469
CPFL Infra [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	20,598
Issued capital	38
Equity	14,025
Profit or loss for the period	17,643
Equity interest	14,025	16,558
Share of profit (loss) of investees	17,643	19,087
CPFL Pessoas [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	7,260
Issued capital	811
Equity	4,517
Profit or loss for the period	2,047
Equity interest	4,517
Share of profit (loss) of investees	2,047
CPFL Financas [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	9,123
Issued capital	385
Equity	5,566
Profit or loss for the period	3,982
Equity interest	5,566
Share of profit (loss) of investees	3,982
CPFL Supre [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	5,432
Issued capital	826
Equity	3,267
Profit or loss for the period	1,232
Equity interest	3,267
Share of profit (loss) of investees	1,232
CPFL Total [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	39,793
Issued capital	9,005
Equity	35,348
Profit or loss for the period	25,665
Equity interest	5,348	19,953
Share of profit (loss) of investees	25,665	21,690	20,865
CPFL Telecom S.A ("CPFL Telecom") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	4,381
Issued capital	1,928
Equity	4,188
Profit or loss for the period	113
Equity interest	4,188	5,465
Share of profit (loss) of investees	113	4,442	(14,021)
CPFL Centrais Geradoras [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Total assets	19,746
Issued capital	16,128
Equity	16,020
Profit or loss for the period	22
Equity interest	16,020	15,998
Share of profit (loss) of investees	R$ 22	R$ 618	R$ 735